Investment Portfolio	as of March 31, 2021 (Unaudited)
DWS Core Equity VIP
	Shares	Value ($)

Common Stocks 99.0%
Communication Services 10.6%
Diversified Telecommunication Services 0.6%
Verizon Communications, Inc.	11,190	650,698
Entertainment 4.3%
Activision Blizzard, Inc.	12,931	1,202,583
Electronic Arts, Inc.	3,386	458,363
Netflix, Inc.*	1,273	664,073
Roku, Inc.*	5,214	1,698,565
Spotify Technology SA*	3,118	835,468
		4,859,052
Interactive Media & Services 3.9%
Alphabet, Inc. “A”*	789	1,627,328
Alphabet, Inc. “C”*	1,363	2,819,543
		4,446,871
Wireless Telecommunication Services 1.8%
T-Mobile U.S., Inc.*	15,769	1,975,698
Consumer Discretionary 12.1%
Auto Components 0.7%
BorgWarner, Inc.	9,459	438,519
Gentex Corp.	8,275	295,169
		733,688
Hotels, Restaurants & Leisure 2.9%
Choice Hotels International, Inc.	6,340	680,219
Darden Restaurants, Inc.	3,381	480,102
Vail Resorts, Inc.*	1,388	404,824
Wyndham Hotels & Resorts, Inc.	16,662	1,162,674
Yum China Holdings, Inc.	9,339	552,962
		3,280,781
Household Durables 2.3%
D.R. Horton, Inc.	23,915	2,131,305
Newell Brands, Inc.	17,655	472,801
		2,604,106
Internet & Direct Marketing Retail 5.3%
Amazon.com, Inc.*	1,937	5,993,233
Specialty Retail 0.5%
Carvana Co.*	2,087	547,629
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc. “B”	3,166	420,730

Consumer Staples 5.2%
Beverages 2.8%
Coca-Cola Co.	25,818	1,360,867
PepsiCo, Inc.	12,847	1,817,208
		3,178,075
Food & Staples Retailing 1.4%
Beyond Meat, Inc.* (a)	3,085	401,420
Costco Wholesale Corp.	1,826	643,628
Kroger Co.	13,946	501,917
		1,546,965
Personal Products 0.3%
Estee Lauder Companies, Inc. “A”	1,145	333,023
Tobacco 0.7%
Altria Group, Inc.	16,274	832,578
Energy 2.9%
Energy Equipment & Services 0.7%
Baker Hughes Co.	16,677	360,390
NOV, Inc.*	28,260	387,727
		748,117
Oil, Gas & Consumable Fuels 2.2%
Devon Energy Corp.	25,143	549,375
Hess Corp.	9,596	679,013
Marathon Petroleum Corp.	23,773	1,271,618
		2,500,006
Financials 10.9%
Banks 4.2%
Bank of America Corp.	22,226	859,924
JPMorgan Chase & Co.	19,470	2,963,918
Wells Fargo & Co.	21,805	851,921
		4,675,763
Capital Markets 3.8%
Ameriprise Financial, Inc.	5,881	1,367,039
Carlyle Group, Inc.	18,902	694,838
Intercontinental Exchange, Inc.	2,529	282,439
MSCI, Inc. “A”	2,944	1,234,360
T. Rowe Price Group, Inc.	2,504	429,686
Tradeweb Markets, Inc. “A”	4,393	325,082
		4,333,444
Insurance 2.9%
Arthur J. Gallagher & Co.	6,367	794,410
Everest Re Group Ltd.	1,775	439,863
Hartford Financial Services Group, Inc.	4,130	275,843
MetLife, Inc.	21,060	1,280,237
Progressive Corp.	4,390	419,728
		3,210,081
Health Care 13.0%
Biotechnology 4.2%
AbbVie, Inc.	4,074	440,888
Alexion Pharmaceuticals, Inc.*	3,502	535,491

Amgen, Inc.	10,226	2,544,331
Biogen, Inc.*	3,526	986,399
BioMarin Pharmaceutical, Inc.*	3,600	271,836
		4,778,945
Health Care Providers & Services 5.0%
Anthem, Inc.	3,925	1,408,879
Centene Corp.*	20,127	1,286,317
DaVita, Inc.*	6,898	743,397
Guardant Health, Inc.*	5,286	806,908
McKesson Corp.	2,644	515,686
Molina Healthcare, Inc.*	2,450	572,712
Premier, Inc. “A”	8,024	271,612
		5,605,511
Pharmaceuticals 3.8%
Bristol-Myers Squibb Co.	15,094	952,884
Johnson & Johnson	8,924	1,466,659
Merck & Co., Inc.	16,049	1,237,218
Viatris, Inc.*	19,337	270,138
Zoetis, Inc.	2,388	376,062
		4,302,961
Industrials 8.8%
Aerospace & Defense 0.6%
Lockheed Martin Corp.	1,801	665,470
Building Products 1.0%
Owens Corning	11,888	1,094,766
Commercial Services & Supplies 2.1%
Cintas Corp.	1,001	341,651
Republic Services, Inc.	2,835	281,657
Waste Management, Inc.	13,287	1,714,289
		2,337,597
Electrical Equipment 0.2%
Emerson Electric Co.	3,151	284,283
Industrial Conglomerates 0.3%
Honeywell International, Inc.	1,549	336,241
Machinery 2.8%
AGCO Corp.	5,627	808,319
Caterpillar, Inc.	2,273	527,040
Cummins, Inc.	1,286	333,215
Ingersoll Rand, Inc.*	8,646	425,470
Parker-Hannifin Corp.	3,220	1,015,685
		3,109,729
Professional Services 0.5%
Equifax, Inc.	3,152	570,922
Road & Rail 1.3%
Norfolk Southern Corp.	2,460	660,559
Union Pacific Corp.	3,715	818,823
		1,479,382

Information Technology 27.6%
Communications Equipment 0.9%
Cisco Systems, Inc.	20,426	1,056,229
IT Services 3.5%
Accenture PLC “A”	1,745	482,056
DXC Technology Co.*	16,345	510,945
Visa, Inc. “A” (a)	13,891	2,941,141
		3,934,142
Semiconductors & Semiconductor Equipment 5.2%
Advanced Micro Devices, Inc.*	9,438	740,883
Intel Corp.	29,242	1,871,488
NVIDIA Corp.	1,176	627,902
QUALCOMM, Inc.	12,946	1,716,510
Teradyne, Inc.	7,326	891,428
		5,848,211
Software 10.9%
ANSYS, Inc.*	876	297,454
Cadence Design Systems, Inc.*	2,370	324,666
Citrix Systems, Inc.	1,958	274,825
Dynatrace, Inc.*	5,809	280,226
Intuit, Inc.	762	291,892
Microsoft Corp.	30,808	7,263,602
Oracle Corp.	31,310	2,197,023
salesforce.com, Inc.*	2,921	618,872
Splunk, Inc.*	3,400	460,632
Synopsys, Inc.*	1,188	294,363
		12,303,555
Technology Hardware, Storage & Peripherals 7.1%
Apple, Inc.	64,935	7,931,810
Materials 2.7%
Chemicals 1.5%
Air Products & Chemicals, Inc.	1,692	476,027
DuPont de Nemours, Inc.	6,106	471,872
Linde PLC	1,714	480,160
The Mosaic Co.	8,742	276,335
		1,704,394
Containers & Packaging 0.3%
International Paper Co.	5,721	309,334
Metals & Mining 0.9%
Arconic Corp.*	25,248	641,047
Newmont Corp.	7,070	426,109
		1,067,156
Real Estate 2.9%
Equity Real Estate Investment Trusts (REITs)
AvalonBay Communities, Inc.	5,467	1,008,716
Iron Mountain, Inc. (a)	31,313	1,158,894
Prologis, Inc.	10,178	1,078,868
		3,246,478

Utilities 2.3%
Electric Utilities 0.5%
NextEra Energy, Inc.	7,129	539,024
Multi-Utilities 1.0%
Dominion Energy, Inc.	6,434	488,726
Public Service Enterprise Group, Inc.	11,024	663,755
		1,152,481
Water Utilities 0.8%
American Water Works Co., Inc.	6,138	920,209
Total Common Stocks (Cost $65,084,311)		111,449,368

Securities Lending Collateral 3.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c) (Cost $4,074,974)	4,074,974	4,074,974

Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 0.04% (b) (Cost $1,188,569)	1,188,569	1,188,569

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $70,347,854)	103.7	116,712,911
Other Assets and Liabilities, Net	(3.7)	(4,145,665)
Net Assets	100.0	112,567,246
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2021 are as follows:
Value ($) at 12/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2021	Value ($) at 3/31/2021
Securities Lending Collateral 3.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c)
3,846,941	228,033 (d)	—	—	—	2,116	—	4,074,974	4,074,974
Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 0.04% (b)
740,536	3,277,605	2,829,572	—	—	58	—	1,188,569	1,188,569
4,587,477	3,505,638	2,829,572	—	—	2,174	—	5,263,543	5,263,543
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2021 amounted to $3,988,704, which is 3.5% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2021.
REIT: Real Estate Investment Trust

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$111,449,368	$—	$—	$111,449,368
Short-Term Investments (a)	5,263,543	—	—	5,263,543
Total	$116,712,911	$—	$—	$116,712,911
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS1coreq-PH1
R-080548-1 (1/23)